Power project development and construction costs (Detail Textuals)	6 Months Ended
Jun. 30, 2012 MW
Kingman Project
Schedule Of Power Project Development and Construction Costs [Line Items]
Capacity of energy	10.5
Windstar Project
Schedule Of Power Project Development and Construction Costs [Line Items]
Capacity of wind energy commercially operational effective March 12, 2012	120
Capacity of energy	120
Mesa Wind Project
Schedule Of Power Project Development and Construction Costs [Line Items]
Capacity of energy	50
Yabucoa Project
Schedule Of Power Project Development and Construction Costs [Line Items]
Capacity of energy	30